Aristotle Value Equity Fund II
Summary Prospectus	July 28, 2023
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and Statement of Additional Information and other information about the Fund online at http://aristotlefunds.com. You may also obtain this information at no cost by calling 844-ARISTTL (844-274-7885) or by sending an e-mail request to funds@aristotlecap.com. The Fund’s Prospectus and Statement of Additional Information, both dated July 28, 2023, as each may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 113 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	I	I-2
Management Fee[1]	0.69%	0.69%	0.69%
Distribution (12b-1) and/or Service Fee	0.25%	None	None
Total Annual Fund Operating Expenses	0.94%	0.69%	0.69%
Less Fee Waiver[2]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waiver	0.94%	0.69%	0.69%
1The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.60% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.09% of the average net assets of the class.
2Aristotle Investment Services, LLC has contractually agreed, through July 31, 2026, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.69% for Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$517	$70	$70
3 years	$712	$221	$221
5 years	$923	$384	$384
10 years	$1,531	$859	$859

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	I-2
1 year	$517	$70	$70
3 years	$712	$221	$221
5 years	$923	$384	$384
10 years	$1,531	$859	$859
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s investments in equity securities may include common stocks, depository receipts, and exchange-traded funds (“ETFs”) that invest primarily in equity securities. Depository receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
The Fund seeks to meet its investment goal by investing primarily in equity securities of domestic and foreign issuers that are listed on a U.S. exchange or that are otherwise publicly traded in the United States but may invest up to 20% of its total assets in American Depository Receipts and Global Depository Receipts (“ADRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.
In selecting investments for the Fund, the sub-adviser employs a fundamental, bottom-up approach. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies with the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; and/or high or consistently improving market position, return on invested capital and operating margins.
The Fund is benchmarked to the Russell 1000® Value Index and the S&P 500® Index. However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions, political developments, and changes in the regulatory environments of foreign markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Performance
The Fund has not yet commenced operations. Accordingly, performance data is not included. When performance data becomes available, it may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885). Past performance (before and after taxes) is not an indication of future performance.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Capital Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Howard Gleicher, CFA, Chief Executive Officer and Chief Investment Officer	Since 2023
Gregory D. Padilla, CFA, Principal and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares
Once you have established an account, you may generally purchase or redeem (sell) shares of a Fund (each a “Fund,” together the “Funds”) of the Aristotle Funds Series Trust (“Aristotle Funds” or the “Trust”) on any business day by mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), overnight mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202), by telephone by calling customer services at 844-ARISTTL (844-274-7885) or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.
For Class A and Class C shares, the minimum initial investment is $1,000, and the minimum subsequent investment is $50. For Class I shares, the minimum initial investment is $500,000 for Institutional Investors, with no minimum for subsequent investments. Class I shares are only available to eligible investors. Class R6 shares generally have no minimum for initial or subsequent investments, except for certain institutional investors who purchase Class R6 shares directly with the Trust’s transfer agent for which the minimum initial investment is $1,000,000 with no minimum for subsequent investments. Class R6 shares are only available to eligible investors. There is no minimum initial or subsequent investment for Class I-2 shares because they are generally only available to investors in fee-based advisory programs. Not all classes are available for direct investment for all Funds. The Trust reserves the right to waive or change minimum investment amounts, including for certain types of retirement plans. The Trust and Foreside Financial Services, LLC, the distributor, and principal underwriter for the Trust (the “Distributor”), reserve the right to reject any request to buy shares.
Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Milwaukee, WI. Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.
Tax Information
Each Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as through a “fund supermarket” where a variety of mutual funds from different fund families are offered through your broker-dealer or other financial intermediary), the Trust and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.
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